SPROTT LOAN (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 15, 2019	Aug. 31, 2019	Aug. 31, 2017
Statements [Line Items]
Shares issued for loan facilities		$ 1,000	$ 5,128
Shares issued for loan facilities (Shares)		800,000	228,541
Sprott Facility [Member]
Statements [Line Items]
Advanced amount of principal senior secured credit facility	$ 20,000
Description of loan secured credit facility	The loan was drawn August 21, 2019 and is due August 21, 2021 with the Company holding the option to extend the maturity date by one year in exchange for a payment in common shares or cash of three percent of the outstanding principal amount.
Loan facility interest rate	11%
Payment for monthly interest charge	$ 73
Additional fees of loan facility	225
Interest expense on borrowings	$ 83